NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
NET INCOME PER SHARE
NET INCOME PER SHARE

19.          NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	3,496,606	5,781,725	4,024,173
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share	298,222,207	307,265,600	312,589,273
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	8,442,892	14,132,153	9,429,237
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	306,665,099	321,397,753	322,018,510
Basic net income per share	11.72	18.82	12.87
Diluted net income per share	11.40	17.99	12.50

For the years ended December 31, 2020, 2021 and 2022, no options or restricted shares were excluded from the calculation of diluted net income per share due to the anti-dilutive effect.